Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Balances with related parties included in:
Accounts receivable-related parties	$ 2,189		$ 2,782
Accounts payable	7,417		6,507
Marketing services
Related party transaction
Expenses	1,830	$ 3,369
Indirect subsidiaries of CK Hutchison
Balances with related parties included in:
Accounts receivable-related parties	2,189		2,709
Amounts due to related parties	$ 623		$ 432
Maximum settlement period, interest free (in months)	1 month		1 month
Indirect subsidiaries of CK Hutchison | Sales
Related party transaction
Sales	$ 1,866	1,731
Indirect subsidiaries of CK Hutchison | Marketing services
Related party transaction
Expenses	94	172
Indirect subsidiaries of CK Hutchison | Support services
Related party transaction
Expenses	233	227
Equity investees
Related party transaction
Purchases	1,062	662
Balances with related parties included in:
Accounts receivable-related parties			$ 73
Accounts payable	7,417		6,507
Amounts due from related parties	893		889
Other deferred income	1,335		$ 1,356
Equity investees | Research and development services
Related party transaction
Sales	127	2,582
Equity investees | Marketing services
Related party transaction
Expenses	$ 1,736	$ 3,197